Exhibit 99.1

MSCCG Trust 2018-SELF

Commercial Mortgage Pass Through Certificates, Series 2018-SELF

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

1 October 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re: MSCCG Trust 2018-SELF Commercial Mortgage Pass-Through Certificates, Series 2018-SELF (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to certain information relating to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the MSCCG Trust 2018-SELF securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 October 2018

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in MSCCG Trust 2018-SELF (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to five successive one-year extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured primarily by, among other things, first-lien mortgages on the borrowers’ fee simple interests in 65 self-storage properties (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 October 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine Loan and each Property as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance,
f.	Mezzanine Loan Balloon Balance,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan and, with respect to Items i. through iii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	Mortgage Loan LIBOR Floor,
e.	Mezzanine Loan LIBOR Floor,
f.	Mortgage Loan LIBOR Rounding Methodology,
g.	Mezzanine Loan LIBOR Rounding Methodology,
h.	Mortgage Loan LIBOR Cap Strike Rate and
i.	Mezzanine Loan LIBOR Cap Strike Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.30000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Interest Rate at Cap,
iv.	Mezzanine Loan Interest Rate at Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate at Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 8

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,
ii.	Mezzanine Loan Annual IO Debt Service and
iii.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Debt Service at Cap” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

12.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Mezzanine Loan Monthly IO Payment,
e.	Mezzanine Loan Annual IO Debt Service and
f.	Mezzanine Loan Annual IO Debt Service at Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Fourth Most Recent Total Revenues,
b.	Third Most Recent Total Revenues,
c.	Second Most Recent Total Revenues,
d.	Most Recent Total Revenues,
e.	Underwritten Total Revenues,
f.	Fourth Most Recent Total Expenses,
g.	Third Most Recent Total Expenses,
h.	Second Most Recent Total Expenses,
i.	Most Recent Total Expenses and
j.	Underwritten Total Expenses

of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the:

i.	Fourth Most Recent NOI,
ii.	Third Most Recent NOI,
iii.	Second Most Recent NOI,
iv.	Most Recent NOI and
v.	Underwritten NOI

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Fourth Most Recent NOI,” “Third Most Recent NOI,” “Second Most Recent NOI,” “Most Recent NOI” and “Underwritten NOI” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 7 of 8

14.	Using the:
a.	Most Recent NOI,
b.	Underwritten NOI,
c.	Most Recent Replacement Reserve and
d.	Underwritten Replacement Reserve

of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the:

i.	Most Recent NCF and
ii.	Underwritten NCF

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Most Recent NCF” and “Underwritten NCF” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

15.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield and
ix.	Mortgage Loan PSF

of the Mortgage Loan and, with respect to Item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Mortgage Loan IO NOI DSCR,” “Underwritten Mortgage Loan IO NCF DSCR,” “Underwritten Mortgage Loan IO NOI DSCR at Cap” and “Underwritten Mortgage Loan IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,“ “Underwritten Mortgage Loan NOI Debt Yield” and “Underwritten Mortgage Loan NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

16.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF

of each Property and the Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt PSF

of the Total Debt associated with the Mortgage Loan and, with respect to Item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Total Debt IO NOI DSCR,” “Underwritten Total Debt IO NCF DSCR,” “Underwritten Total Debt IO NOI DSCR at Cap” and “Underwritten Total Debt IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Date Total Debt LTV,“ “Underwritten Total Debt NOI Debt Yield” and “Underwritten Total Debt NCF Debt Yield” to the nearest 1/10th of one percent.

17.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	27 September 2018

Mortgage Loan Agreement	27 September 2018

Mezzanine Loan Promissory Notes	27 September 2018

Mezzanine Loan Agreement	27 September 2018

Schedule of Allocated Loan Amounts	Not Dated

Interest Rate Cap Agreement	27 September 2018

Closing Statement	27 September 2018

Non-Consolidation Opinion	27 September 2018

Guaranty Agreement	27 September 2018

Cash Management Agreement	27 September 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	26 September 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Seismic Reports	Various

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Insurance Review Report	26 September 2018

Title Policies	Not Dated

Management Agreements	Various

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwriter’s Summary Report
Total Property Units	Underwriter’s Summary Report
Total Property Occupancy Rate	Underwriter’s Summary Report
Occupancy As of Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 2)	Seismic Report
PML % (see Note 2)	Seismic Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Underwriting Information: (see Note 3)

Characteristic	Source Document

Fourth Most Recent Financial Date	Underwriter’s Summary Report
Third Most Recent Financial Date	Underwriter’s Summary Report
Second Most Recent Financial Date	Underwriter’s Summary Report
Most Recent Financial Date	Underwriter’s Summary Report
Most Recent Financial Description	Underwriter’s Summary Report
Fourth Most Recent Occupancy	Underwriter’s Summary Report
Third Most Recent Occupancy	Underwriter’s Summary Report
Second Most Recent Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information: (continued)

Characteristic	Source Document

Fourth Most Recent Total Revenues	Underwriter’s Summary Report
Third Most Recent Total Revenues	Underwriter’s Summary Report
Second Most Recent Total Revenues	Underwriter’s Summary Report
Most Recent Total Revenues	Underwriter’s Summary Report
Underwritten Total Revenues	Underwriter’s Summary Report
Fourth Most Recent Total Expenses	Underwriter’s Summary Report
Third Most Recent Total Expenses	Underwriter’s Summary Report
Second Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Most Recent Replacement Reserve	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Rollover Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Initial	Mortgage Loan Agreement and Closing Statement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement
Other Escrow 2 – Description	Mortgage Loan Agreement
Other Escrow 2 – Initial	Mortgage Loan Agreement and Closing Statement
Other Escrow 2 – Ongoing	Mortgage Loan Agreement
Other Escrow 2 – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Schedule of Allocated Loan Amounts
Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement and Cash Management Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Mortgage Loan Agreement and Cash Management Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Title Type	Title Policy
Loan Purpose	Closing Statement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan Original Balance	Schedule of Allocated Loan Amounts
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML %” characteristics only for Properties where we received a corresponding seismic report Source Document. For each Property on the Preliminary Data File where we did not receive a corresponding seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML %” characteristics.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the:
a.	Payment Date,
b.	Grace Period (Late Fee),
c.	Grace Period (Default),
d.	Amortization Type,
e.	Interest Accrual Start,
f.	Interest Accrual End,
g.	Maturity Date,
h.	Extension Options,
i.	Extension Option Description and
j.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through j. above.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require the borrowers to direct credit card companies or check restricted accounts to pay receipts directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Underwritten TI/LC Reserve
First Payment Date
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Ground Lessor
Ground Lease Expiration Date
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.